COLUMBIA FUNDS SERIES TRUST I
                           COLUMBIA WORLD EQUITY FUND
                                  (the "Fund")

                          Supplement to the Prospectus
                   and the Statement of Additional Information
                              dated August 1, 2007

         Effective December 31, 2007, Brian Condon will no longer serve as co-manager of the Fund. Accordingly, all references to Brian Condon as co-manager of the Fund are removed from the Prospectus and Statement of Additional Information for all share classes of the Fund.




INT-47/138778-1207                                           December 31, 2007